Employee benefits (Details 4)	Dec. 31, 2024
Retirement Benefits [Abstract]
Change in assumption by discount rate	0.50%
Increase in assumption, discount rate	(9.00%)
Decrease in assumption, discount rate	10.00%
Change in assumption by annual salary increase	0.50%
Increase in assumption, annual salary increase	6.00%
Decrease in assumption, annual salary increase	(8.00%)